Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity.
Summary of Shareholding Percentage

Companies with their shareholding percentage are as follows:

	31 December 2022		31 December 2021
	(%)	TL	(%)	TL
Public Share	53.95	1,187,004	53.95	1,187,004
TVF BTIH	26.20	576,400	26.20	576,400
IMTIS Holdings	19.80	435,600	19.80	435,600
Other	0.05	996	0.05	996
Total		2,200,000		2,200,000

Inflation adjustment to share capital		17,423,702		17,423,702
Inflation adjusted capital		19,623,702		19,623,702